PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($)				3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 29, 2023	Sep. 28, 2023	Jan. 21, 2022	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Changes in equity [abstract]
Balance as				$ 32,623,000,000		$ 28,312,000,000		$ 34,016,000,000		$ 25,554,000,000		$ 25,554,000,000
Unit issuance				3,000,000	[1]	2,000,000	[2]	6,000,000	[3]	8,000,000
Balance as				30,109,000,000		28,623,000,000		30,109,000,000		28,623,000,000		34,016,000,000
Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as				2,122,000,000		2,149,000,000		2,190,000,000		2,263,000,000		2,263,000,000
Balance as				2,011,000,000		2,195,000,000		2,011,000,000		2,195,000,000		2,190,000,000
Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Balance as				1,488,000,000		1,225,000,000		1,533,000,000		1,289,000,000		1,289,000,000
Balance as				1,411,000,000		1,254,000,000		1,411,000,000		1,254,000,000		1,533,000,000
Limited Partners 1
Changes in equity [abstract]
Balance as				5,162,000,000		5,112,000,000		5,321,000,000		5,372,000,000		5,372,000,000
Unit issuance				3,000,000	[1]	2,000,000	[2]	6,000,000	[3]	8,000,000
Balance as				4,898,000,000		5,229,000,000		4,898,000,000		5,229,000,000		5,321,000,000
Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as				69,000,000	[4]	68,000,000	[5]	72,000,000	[6]	72,000,000	[7]	72,000,000	[7]
Balance as				66,000,000	[4]	68,000,000	[5]	66,000,000	[4]	68,000,000	[5]	72,000,000	[6]
Limited partners’ capital | Triton International Limited
Changes in equity [abstract]
Unit issuance		$ 751,000,000										$ 751,000,000
Issued for cash (in shares)		21,000,000										21,094,441
Limited partners’ capital | Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as								$ 2,628,000,000		$ 2,728,000,000		$ 2,728,000,000
Opening balance (in shares)								190,299,956		193,587,223		193,587,223
Conversion from RPU to LP	$ 100,000,000											$ 100,000,000
Conversion from RPU to LP (in shares)	3,000,000											3,287,267
Balance as				$ 2,628,000,000				$ 2,628,000,000				$ 2,628,000,000
Ending balance (in shares)				190,299,956				190,299,956				190,299,956
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Balance as								$ 2,512,000,000		$ 1,757,000,000		$ 1,757,000,000
Opening balance (in shares)								131,872,066		110,567,671		110,567,671
Conversions (in shares)								119,046		100,000		209,954
Conversions								$ 1,000,000		$ 1,000,000		$ 4,000,000
Balance as				$ 2,513,000,000				$ 2,513,000,000				$ 2,512,000,000
Ending balance (in shares)				131,991,112				131,991,112				131,872,066
Limited partners’ capital | General Partner
Changes in equity [abstract]
Balance as								$ 19,000,000		$ 19,000,000		$ 19,000,000
Opening balance (in shares)								2,400,631		2,400,631		2,400,631
Balance as				$ 19,000,000				$ 19,000,000				$ 19,000,000
Ending balance (in shares)				2,400,631				2,400,631				2,400,631
Limited partners’ capital | Limited Partners 1
Changes in equity [abstract]
Balance as				$ 6,200,000,000		6,099,000,000		$ 6,196,000,000		$ 6,092,000,000		$ 6,092,000,000
Opening balance (in shares)								461,343,972		458,380,315		458,380,315
Conversion from RPU to LP												$ 100,000,000
Conversion from RPU to LP (in shares)												3,287,267
Unit issuance				3,000,000	[1]	2,000,000	[2]	$ 6,000,000	[3]	$ 8,000,000		$ 12,000,000
Issued for cash (in shares)								194,312				416,225
Repurchased and cancelled												$ (12,000,000)
Repurchased and cancelled (in shares)												(908,674)
Conversions								$ 2,000,000				$ 4,000,000
Conversions (in shares)								120,600				168,839
Balance as				$ 6,204,000,000		$ 6,102,000,000		$ 6,204,000,000		6,102,000,000		$ 6,196,000,000
Ending balance (in shares)				461,658,884				461,658,884				461,343,972
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as								$ 393,000,000		$ 401,000,000		$ 401,000,000
Opening balance (in shares)								6,086,026		6,464,819		6,464,819
Conversions (in shares)								(239,646)				(378,793)
Conversions								$ (3,000,000)		$ 2,000,000		$ (8,000,000)
Balance as				$ 390,000,000				$ 390,000,000				$ 393,000,000
Ending balance (in shares)				5,846,380				5,846,380				6,086,026
Preferred unitholders capital
Changes in equity [abstract]
Balance as								$ 918,000,000		$ 918,000,000		$ 918,000,000
Opening balance (in shares)								43,901,312		43,901,312		43,901,312
Repurchased and cancelled								$ 0				$ 0
Repurchased and cancelled (in shares)								0				0
Balance as				$ 918,000,000				$ 918,000,000				$ 918,000,000
Ending balance (in shares)				43,901,312				43,901,312				43,901,312
Perpetual subordinated notes
Changes in equity [abstract]
Opening balance (in shares)								293,000,000		293,000,000		293,000,000
Issued for cash (in shares)			12,000,000					0				0
Ending balance (in shares)				293,000,000				293,000,000				293,000,000

[1]	Refer to Note 16, Partnership Capital.
[2]	Refer to Note 16, Partnership Capital.
[3]	Refer to Note 16, Partnership Capital.
[4]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[5]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[6]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.